Lease Obligations - Schedule of Operating Lease Liabilities on Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating lease liability	$ 255	$ 309	$ 418
Long-term portion of operating lease liability	124	239	565
Total operating lease liability		548
IKENA ONCOLOGY INC
Operating lease liability	3,834	3,784	3,558
Long-term portion of operating lease liability	$ 1,843	3,737	$ 7,180
Total operating lease liability		$ 7,521